Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Party Transactions

NOTE 52. RELATED PARTY TRANSACTIONS

Related parties are considered to be all those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operational decisions.

The Group controls another entity when it has the power over other entities’ financial and operating decisions and also has a share of profits thereof.

Additionally, the Group considers that it has joint control when there is an agreement between parties regarding the control of a common economic activity.

Finally, those cases where the Group has significant influence is due to the capacity to take part in decisions about the company’s financial policy and operations. Those shareholders who hold an equity investment equal to or higher than 20% of the total votes of the Group or its subsidiaries are considered to have significant influence. To determine those situations, not only the legal aspects are observed, but also the nature and substance of the relationship.

Furthermore, the key personnel of the Group’s Management (Board of Directors members and Managers of the Group and its subsidiaries), as well as the entities over which the key personnel may have significant influence or control are considered as related parties.

52.1. Controlling Entity

The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	55.11% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.71%

Key Personnel’s Compensation

The compensation earned by the Group’s key personnel as of December 31, 2018 and December 31, 2017 amounts to $522,038 and $442,289, respectively.

52.2.	Key Personnel’s Structure

Key personnel’s structure as of the indicated dates is as follows:

	12.31.18	12.31.17
Directors	67	67
General Manager	1	1
Division Managers	11	11
Department Managers	70	66

Total	149	145

52.3. Related Party Transactions

The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.18	12.31.17
Total Amount of Credit Assistance	956,439	999,909
Number of Recipients (Amounts)	329	364
- Natural Persons	269	299
- Entities / Corps.	60	65
Average Amount of Credit Assistance	2,907	2,748
Maximum Assistance	362,713	288,089

Financial assistance, including the one that was restructured, was granted in the ordinary course of business, on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other non-related parties. Besides, this financial assistance did not involve more than the normal risk of loan losses or present other unfavorable features.

The information about the credit assistance granted to affiliates based on the quality of receivables, their documentation and preferred guarantees is stated in Schedule N.

52.4. Amounts of Related Party Transactions

The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Assets
Cash and Due from Banks	252,651	197,441	465,569
Debt Securities at Fair Value through Profit or Loss	141,610	264,821	1,399,877
Derivative Financial Instruments	—	17,183	—
Other Financial Assets	58,999	285,189	1,162,427
Loans and Other Financing	3,111,291	797,000	1,587,429
Other Debt Securities	131,767	76,305	—
Other Non-financial Assets	(5)	6,539	(85,185)

Total Assets	3,696,313	1,644,478	4,530,117

Liabilities
Deposits	1,348,503	229,612	482,911
Derivative Financial Instruments	—	17,183	200,917
Other Financial Liabilities	1,197,643	696,125	874,669
Loans from the Argentine Central Bank and Other Financial Institutions	—	699	355,045
Debt Securities Issued	523,372	341,125	1,375,576
Liabilities for Insurance Contracts	43,295	34,704	75,273
Other Non-financial Liabilities	26,827	(689,233)	223,599

Total Liabilities	3,139,640	630,215	3,587,990

		12.31.18	12.31.17
Income (Loss)
Net Income (Loss) from Interest		27,975	42,461
Net Fee Income (Expense)		(1,166,922)	(43,012)
Net Income (Loss) from Instruments Measured at Fair Value through		—	5,313
Underwriting Income from Insurance Business		1,257,000	1,602,674
Other Operating Income (Expense)		149,803	(1,588,821)
Administrative Expenses		(30,983)	29,072
Other Operating Expenses		—	105

Total Income		236,873	47,792